CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	389,331,539	389,331,543
Ordinary shares, shares outstanding (in shares)	389,331,539	389,331,543
Treasury stock (in shares)	38,169,381	17,800,446
Board of Directors Chairman
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Class A ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	371,958,039	371,958,043
Ordinary shares, shares outstanding (in shares)	371,958,039	371,958,043
Class B ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500
Parent Company
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	389,331,539	389,331,543
Ordinary shares, shares outstanding (in shares)	389,331,539	389,331,543
Parent Company | Board of Directors Chairman
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Parent Company | Class A ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	371,958,039	371,958,043
Ordinary shares, shares outstanding (in shares)	371,958,039	371,958,043
Parent Company | Class B ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500